Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form F-1 Registration Statement Filed on December 6, 2013 with the Securities and Exchange Commission
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	LUMENIS LTD
Entity Central Index Key	0001004945
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Non-accelerated Filer